Equity - Summary of Reconciliation of Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	$ 78,303
Share-based payment expense for the year	29,765	$ 5,870	$ 3,655
Closing Balance	99,499	78,303
Share-based payments reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	106,842	101,367
Tax credited / (debited) to equity	330	(191)
Transfer to ordinary shares on exercise of options	(10,433)	(204)
Share-based payment expense for the year	29,765	5,870
Closing Balance	126,504	106,842	101,367
Investment revaluation reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	(1,286)	(543)
Changes in the fair value of financial assets through other comprehensive income	374	(743)
Closing Balance	(912)	(1,286)	(543)
Foreign currency translation reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	(40,222)	(40,273)
Currency gain/(loss) on translation of foreign operations net assets	1,160	51
Closing Balance	(39,062)	(40,222)	(40,273)
Warrants reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	12,969	12,969
Movements during the period	0	0
Closing Balance	$ 12,969	$ 12,969	$ 12,969